SECURITIES AND EXCHANGE COMMISSION
                           Washington, D. C.  20549
                                   FORM N-1A


REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933            /   /


      Pre-Effective Amendment No.___                               /   /
      Post-Effective Amendment No.  2                              / X /

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT            /   /
OF 1940
      Amendment No.            3                                   / X /

                       (Check appropriate box or boxes.)

            Rock Canyon Funds - File Nos. 333-101319 and 811-21256
              (Exact Name of Registrant as Specified in Charter)

                1384 West State Road, Pleasant Grove, UT 84062
      (Address of Principal Executive Offices)                (Zip Code)

     Registrant's Telephone Number, including Area Code:   (801) 375-2500

             Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,
                1384 West State Road, Pleasant Grove, UT 84062
                    (Name and Address of Agent for Service)


                                 With copy to:
                    Donald S. Mendelsohn, Thompson Hine LLP
            312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202


Approximate Date of Proposed Public Offering:  January 1, 2003


It is proposed that this filing will become effective:
/  / immediately upon filing pursuant to paragraph (b)
/ X/ on December 15, 2004 pursuant to paragraph (b)
/  / 60 days after filing pursuant to paragraph (a)(1)
/  / on (date) pursuant to paragraph (a)(1)
/  / 75 days after filing pursuant to paragraph (a)(2)
/  / on (date) pursuant to paragraph (a)(2) of Rule 485.


If appropriate, check the following box:
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                                TOP FLIGHT FUND

                                  PROSPECTUS


                               DECEMBER 15, 2004






















1384 West State Road
Pleasant Grove, UT 84062
1-800-869-1679










      THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

                               TABLE OF CONTENTS
                                                                           PAGE


FEES AND EXPENSES OF THE FUND..................................................

ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS...................

HOW TO BUY SHARES..............................................................

HOW TO REDEEM SHARES...........................................................

DETERMINATION OF NET ASSET VALUE...............................................

DIVIDENDS, DISTRIBUTIONS AND TAXES.............................................

MANAGEMENT OF THE FUND.........................................................

FINANCIAL HIGHLIGHTS...........................................................

PRIVACY POLICY.................................................................

FOR MORE INFORMATION.................................................BACK COVER

                              RISK/RETURN SUMMARY

INVESTMENT OBJECTIVE

      The investment objective of the Fund is long-term growth of capital.

PRINCIPAL STRATEGIES

      The Fund seeks to achieve its objective primarily by investing in equity securities and selling equity securities short as a hedge against adverse market conditions. The Fund's adviser follows a dynamic model that allocates the Fund's portfolio among equity asset and style classes and between securities it holds "long" and sells short, based on the model's assessment of overall market direction. The adviser will engage in extremely active trading of the Fund's portfolio securities and the Fund will have a portfolio turnover rate that is significantly higher than other mutual funds.

      When the Fund invests in common stocks of individual companies, it will generally invest in companies within specific sectors (e.g. retail, consumer staples, technology) and within those sectors, specific styles (e.g., small cap value, large cap growth) that the adviser's proprietary sector and style models indicate have the greatest potential for upward price movement. The models measure various characteristics such as price-to-earnings ratio, market capitalization and price momentum.

      The Fund may also take "long" and short positions in exchange traded funds such as Standard & Poor's Depositary Receipts (commonly referred to as SPDRs) and the NASDAQ 100 tracking stock (NASDAQ Symbol QQQQ). The Fund will use these instruments to increase exposure to sectors the adviser's model indicates have the greatest potential for upward price movement, and to decrease exposure to sectors the adviser's model indicates have the greatest potential for downward price movement.

      Short selling means the Fund sells a security that it does not own, borrows the same security from a broker or other institution to complete the sale, and buys the same security at a later date to repay the lender. If the security is overvalued, and the price declines before the Fund buys the security, the Fund makes a profit. If the price of the security increases before the Fund buys the security, the Fund loses money.

      The Fund is a non-diversified Fund, which means that the Fund may take a larger position in a small number of companies than a diversified fund.

PRINCIPAL RISKS OF INVESTING IN THE FUND


    * MANAGEMENT RISK. The strategy used by the adviser may fail to achieve the intended results and may entail more risk than other stock funds.


    * COMPANY RISK. The value of the Fund may decrease in response to the activities and financial prospects of an individual company in the Fund's portfolio.

    * SMALLER COMPANY RISK.   To  the  extent  the Fund invests in smaller
      capitalization companies, the Fund will be subject to additional risks. These include:

    * The earnings and prospects of smaller companies are more volatile than larger companies.

    * Smaller companies may experience higher failure rates than do larger companies.

    * The trading volume of securities of smaller companies is normally less than that of larger companies and, therefore, may disproportionately affect their market price, tending to make them fall more in response to selling pressure than is the case with larger companies.

    * Smaller companies may have limited markets, product lines or financial resources and may lack management experience.

    * VOLATILITY RISK. Equity securities tend to be more volatile than other investment choices. The value of an individual company can be more volatile than the market as a whole. This volatility affects the value of the Fund's shares.

    * MARKET  RISK.  Overall stock market risks may also affect the  value
      of the Fund.   Factors  such  as  domestic  economic  growth  and  market
      conditions,   interest  rate  levels  and  political  events  affect  the securities markets.

    * STYLE RISK.  To  the  extent the Fund invests in a particular style, such as "small capitalization growth" or "large capitalization value," the Fund may be subject to additional risks. If the adviser's judgment about the attractiveness, value or potential appreciation of a particular security proves to be incorrect, the security's price may decrease in value. For example, if the Fund invests in a style that emphasizes "value stocks," the market may not agree with the adviser's determination that a security is undervalued, and the security's price may not increase to what the adviser believes is its full value. It may even decrease in value.

    * SECTOR RISK. If the Fund's portfolio is overweighted in a certain sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

    * SHORT  SALE  RISK.   The  Fund  engages in short selling activities,
      which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than "long" positions (purchases). You should be aware that any strategy that includes selling securities short could suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), which reduce the Fund's return, and may result in higher taxes.

    * HIGHER  EXPENSES.   The Fund will indirectly bear its  proportionate
      share of any fees and expenses paid by the exchange traded funds in which it invests in addition to the fees and expenses payable directly by the Fund. Therefore, the Fund will incur higher expenses, many of which may be duplicative.

    * PORTFOLIO TURNOVER RISK. Because the Fund has very high portfolio turnover, it will incur significant additional costs due to greater brokerage commission expenses (and dealer spreads built into the cost of the securities) than those incurred by a fund with a lower portfolio turnover rate. These additional expenses will substantially reduce the Fund's total return, and the Fund therefore must significantly outperform the market in order to generate a return comparable to market returns. The higher portfolio turnover rate may result in the realization for federal income tax purposes of additional net capital gains, which also may result in substantial ordinary income to shareholders and negatively affect the Fund's after-tax performance.

    * NON-DIVERSIFICATION  RISK.   As  a  non-diversified fund, the Fund's
      portfolio may at times focus on a limited number of investments and will be subject to substantially more investment risk and potential for volatility than a diversified fund. The Fund's share price could fall if the Fund is heavily invested in a particular security and the price of that security falls.

    * An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

    * The Fund is not a complete investment program.

    * As with any mutual fund investment, the Fund's returns will vary and you could lose money.

HOW THE FUND HAS PERFORMED

      The bar chart and performance table below show the variability of the returns of the Fund, which is one indicator of the risks of investing in the Fund. The bar chart shows the Fund's total return for the calendar year ended December 31, 2003. The performance table shows how the Fund's average annual total returns compare to those of a broad-based securities market index. Of course, the Fund's past performance (before and after taxes) is not necessarily an indication of its future performance.

                    ANNUAL TOTAL RETURNS AS OF DECEMBER 31*
                             2003  +52.84%

			    [Graph omitted]



*During the period shown, the highest return for a calendar quarter was 34.90% in the 2nd quarter of 2003, and the lowest return was -8.60% for the 1st quarter of 2003. The Fund's year-to-date return as of September 30, 2004 was ___%.


                         AVERAGE ANNUAL TOTAL RETURNS
                   (FOR THE PERIOD ENDED DECEMBER 31, 2003)

                                    1 Year and Since Inception[1]
THE FUND
Before Taxes                               52.84%
After Taxes on
Distributions2                             39.14%
After Taxes on
Distributions and Sale                     34.08%
of Fund Shares2

S&P 500 INDEX                              28.54%
(reflects no deduction for fees, expenses, or taxes)

1 December 31, 2002
2 After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

                         FEES AND EXPENSES OF THE FUND

      The table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES
(Fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases       NONE
Maximum Deferred Sales Charge (Load)                   NONE
Redemption Fee1                                        NONE


ANNUAL FUND OPERATING EXPENSES
(Expenses that are deducted from Fund assets)
Management Fee                                         1.95%
Distribution and/or Service (12b-1) Fees               0.00%
Other Expenses
Dividend Expense on Securities Sold Short2             0.20%
      Remainder of Other Expenses                      0.88%
Total Annual Fund Operating Expenses                   3.03%



1 A wire transfer fee of $15 is charged to defray custodial charges for
redemptions paid by wire transfer.  This fee is subject to   change.

2 When the Fund sells a stock short, the Fund incurs and obligation to pay an amount equal to all cash dividends declared on the stock sold short. SEC regulations require that this payment be disclosed as an expense of the Fund.


Example:
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated, reinvest dividends and distributions, and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                  1 Year      3 Year       5 Year      10 Year

                  $           $            $           $

         ADDITIONAL INFORMATION ABOUT THE FUND'S STRATEGIES AND RISKS

      The adviser follows a dynamic model that allocates the Fund's portfolio among equity asset and style classes and between securities it holds "long" and sells short, based on the model's assessment of overall market direction. The more confident the model is in the upward direction of the equity market, the lower the Fund's exposure to short positions. Likewise, the less confident the model is in the upward direction of the equity market, the greater the Fund's exposure to short positions. Under normal circumstances, the Fund may hold both "long" and short positions. In connection with its short sales, the Fund is required to maintain a segregated account with the custodian of cash or high grade liquid assets which will be marked to market daily so that it equals (i) the greater of the current market value of the securities sold short by the Fund or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). The Fund will limit its short sales so that no more than 40% of its net assets (less all its liabilities other than obligations under the short sales) will be deposited as collateral and allocated to the segregated account. However, the segregated account and deposits will not necessarily limit the Fund's potential loss on a short sale, which is unlimited.

      The adviser will select securities for "long" and short positions within each asset or style class based on its perception of market conditions. The adviser focuses its "long" positions on countries; industries and companies whose securities are experiencing upward price momentum (i.e., the stock price is increasing) and other positive developments such as favorable valuations (i.e., low P/E ratios relative to sector or industry) and upward analyst earnings estimate revisions (i.e., analysts have raised estimates for the company's earnings). The adviser will focus its short positions on instruments that offer broad sector exposure, such as exchange traded funds; in sectors that the adviser believes have greater potential for downward price movement. The adviser's selection process is dynamic, so that as market conditions change, the adviser will shift investments to other companies that may be in different industries or countries. The adviser may also sell a security if the adviser identifies a security that it believes offers a better investment opportunity.

      The Fund engages in short selling activities, which are significantly different from the investment activities commonly associated with conservative stock funds. Positions in shorted securities are speculative and more risky than "long" positions (purchases) in securities because the maximum sustainable loss on a security purchased is limited to the amount paid for the security plus the transactions costs, whereas there is no maximum attainable price of the shorted security. Therefore, in theory, securities sold short have unlimited risk. Depending on market conditions, the Fund may have difficulty purchasing the security sold short, and could be forced to pay a premium for the security. There can be no assurance that the Fund will be able to close out the short position at any particular time or at an acceptable price. You should be aware of the intrinsic risk involved in the Fund and be cognizant that any strategy that includes selling securities short can suffer significant losses. Short selling will also result in higher transaction costs (such as interest and dividends), and may result in higher taxes, which reduce the Fund's return.

      The Fund will primarily invest in common stocks and exchange traded funds. Exchange traded funds include S&P Depositary Receipts ("SPDRs"), S&P Sector SPDRs, NASDAQ 100 tracking stock (QQQQs), closed-end mutual funds and other security baskets. SPDRs are exchange traded shares that represent ownership in the SPDR Trust, an investment company that was established to own the stocks included in the S&P 500 Index. S&P Sector SPDRs are similar investment companies that own the stocks included in various sector indexes. The price and dividend yield of SPDRs and S&P Sector SPDRs track the movement of the appropriate S&P index relatively closely. Long and short positions in broad market index securities such as these will generally be held for a short period of time, and are intended to increase or decrease broad market exposure as indicated by the adviser's market direction model. At times, as specified by the model, long or short positions in broad market index securities may be held for less than one day. From time to time, as positions inside the Fund are adjusted in accordance with the adviser's sector, style, and market direction models, the Fund's market exposure may exceed 100% of the assets of the Fund for very short periods of time while adjustments to the portfolio are being made; however, leverage is not a strategy of the Fund, and the Fund's market exposure will typically be less than 100% of the assets of the Fund by the close of each business day.

      The  Fund may invest in foreign companies in the  world's  developed  and emerging markets by purchasing American Depositary Receipts ("ADRs") and exchange traded funds like World Equity Benchmark Shares ("WEBS") and iShares. An ADR is a U.S. dollar denominated certificate that evidences ownership of shares of a foreign company. ADRs are alternatives to the direct purchase of the underlying foreign stock. WEBS represent a broad portfolio of publicly traded stocks in a selected country. Each WEBS Index Series seeks to generate investment results that generally correspond to the market yield performance of a given Morgan Stanley Capital International (MSCI) Index. To the extent the Fund invests in ADRs or foreign exchange traded funds, the Fund could be subject to greater risks because the Fund's performance may depend on issues other than the performance of a particular company. Changes in foreign economies and political climates are more likely to affect the Fund than a mutual fund that invests exclusively in U.S. companies. The value of foreign securities is also affected by the value of the local currency relative to the U.S. dollar. There may also be less government supervision of foreign markets, resulting in non-uniform accounting practices and less publicly available information.

      All of the "foreign risks" described above are heightened to the extent the Fund invests in securities of emerging foreign markets. There may be greater social, economic and political uncertainty and instability; more substantial governmental involvement in the economy; less governmental supervision and regulation; unavailability of currency hedging techniques; risk of companies that may be newly organized and small; and less developed legal systems.

GENERAL INFORMATION

      The investment objective of the Fund may be changed without shareholder approval.

      From time to time, the Fund may take temporary defensive positions that are inconsistent with the Fund's principal investment strategies, in attempting to respond to adverse market, economic, political or other conditions. For example, the Fund may hold all or a portion of its assets in money market instruments or money market funds. If the Fund invests in shares of a money market fund or other investment company, the shareholders of the Fund generally will be subject to duplicative management fees. In addition, the Fund may temporarily discontinue short selling in extreme market conditions. As a result of engaging in these temporary measures, the Fund may not achieve its investment objective. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies.

                               HOW TO BUY SHARES

      To help the government fight the funding of terrorism and money laundering activities, federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. What this means for you: When you open an account, we will ask for your name, address, date of birth, and other information that will allow us to identify you. We may also ask for other identifying documents or information.

INITIAL PURCHASE

      The minimum initial investment in the Fund is $5,000 ($500 for qualified retirement accounts and medical savings accounts). Investors choosing to purchase or redeem their shares through a broker-dealer or other institution may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

BY MAIL - To be in proper form, your initial purchase request must include:
{circle}a completed and signed  investment  application form (which accompanies this Prospectus);
..           a check made payable to the Fund;
..           the initial check should have the same address as the application.

Mail the application and check to:
U.S. Mail:Top Flight Fund            Overnight: Top Flight Fund
          c/o Mutual Shareholder                c/o MutualShareholder
              Services Inc.                          Services Inc.
          8869 Brecksville Rd. Suite C          8869 Brecksville Rd. Suite C
          Brecksville, OH     44141             Brecksville, OH     44141

BY WIRE - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. To wire money, you must call the Fund's transfer agent, at 1-800-869-1679 to obtain instruction on how to set up your account and to obtain an account number. Then, provide your bank with the following information for purposes of wiring your investment:

      UMB Bank                ABA# 101000695
      Attn: Top Flight Fund   D.D.A. # 9871062929
      Account Name _________________(write in shareholder name)
      For the Account # ______________(write in account number)

      You must provide a signed application to Mutual Shareholder Services Inc. at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, custodian and transfer agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays that may occur in wiring money, including delays that may occur in processing by the banks, are not the responsibility of the Fund or the transfer agent. There is presently no fee for the receipt of wired funds, but the Fund may charge shareholders for this service in the future.

ADDITIONAL INVESTMENTS

      You may purchase additional shares of the Fund (subject to a $1,000 minimum) by mail, wire or automatic investment. Each additional mail purchase request must contain:
{circle}your name
{circle}the name of your account(s),
{circle}your account number(s),
{circle}the name of the Fund
{circle}a check made payable to the Fund

Send your purchase request to the address listed under the heading "How to Buy Shares-Initial Purchase." A bank wire should be sent as outlined above.

AUTOMATIC INVESTMENT PLAN

      You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $250 or more from your bank checking account. You may change the amount of your monthly purchase at any time. If your bank rejects an Automatic Investment Plan purchase, your shareholder account will be charged a fee to defray bank charges.

TAX SHELTERED RETIREMENT PLANS

      Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans ("IRAs"); simplified employee pensions ("SEPs"); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. Contact the transfer agent for the procedure to open an IRA or SEP plan and more specific information regarding these retirement plan options. Please consult with your attorney or tax adviser regarding these plans. You must pay custodial fees for your IRA by redemption of sufficient shares of the Fund from the IRA unless you pay the fees directly to the IRA custodian. Call the transfer agent about the IRA custodial fees.

OTHER PURCHASE INFORMATION

      The Fund may limit the amount of purchases and refuse to sell shares to any person. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund. Checks must be made payable to the Fund; the Fund does not accept third party checks.

      The Fund has authorized certain broker-dealers and other financial institutions (including their designated intermediaries) to accept on its behalf purchase and sell orders. The Fund is deemed to have received an order when the authorized person or designee accepts the order, and the order is processed at the net asset value next calculated thereafter. It is the responsibility of the broker-dealer or other financial institution to transmit orders promptly to the transfer agent.

                             HOW TO REDEEM SHARES

      You may receive redemption payments in the form of a check or federal wire transfer. A wire transfer fee of $15 is charged to defray custodial charges for redemptions paid by wire transfer. This fee is subject to change. If you redeem your shares through a broker-dealer or other institution, you may be charged a fee by that institution.

      BY MAIL - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

U.S. Mail:Top Flight Fund            Overnight: Top Flight Fund
          c/o Mutual Shareholder                c/o MutualShareholder
              Services Inc.                          Services Inc.
          8869 Brecksville Rd. Suite C          8869 Brecksville Rd. Suite C
          Brecksville, OH     44141             Brecksville, OH     44141

"Proper form" means your request for redemption must include:

   {circle}the Fund name and account number, {circle}account name(s) and address,
   {circle}the dollar amount or number of shares you wish to redeem.

      Requests to sell shares are processed at the net asset value next calculated after we receive your order in proper form. To be in proper order, your request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. The Fund requires that signatures be guaranteed if you request the redemption check made payable to any person other than the shareholder(s) of record or mailed to an address other than the address of record, or if the mailing address has been changed within 30 days of the redemption request. The Fund may also require that signatures be guaranteed for redemptions of $25,000 or more. Signature guarantees are for the protection of shareholders. You can obtain a signature guarantee from most banks and securities dealers, but not from a notary public. For joint accounts, both signatures must be guaranteed. Please call the transfer agent at 1-800-869-1679 if you have questions. At the discretion of the Fund or the transfer agent you may be required to furnish additional legal documents to insure proper authorization.

      BY TELEPHONE - You may redeem any part of your account in the Fund by calling the transfer agent at 1-800-869-1679. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the transfer agent and the custodian are not liable for following redemption or exchange instructions communicated by telephone to the extent that they reasonably believe the telephone instructions to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

      The Fund may terminate the telephone redemption procedures at any time. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the transfer agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

      ADDITIONAL INFORMATION - If you are not certain of the requirements for redemption please call the transfer agent at 1-800-869-1679. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen calendar days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

      Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund may require you to redeem all of your shares in the Fund on 30 days' written notice if the value of your shares in the Fund is less than $5,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. You may increase the value of your shares in the Fund to the minimum amount within the 30-day period. All shares of the Fund are also subject to involuntary redemption if the Board of Trustees determines to liquidate the Fund. An involuntary redemption will create a capital gain or a capital loss, which may have tax consequences about which you should consult your tax adviser.

                       DETERMINATION OF NET ASSET VALUE

      The price you pay for your shares is based on the Fund's net asset value per share ("NAV"). The NAV is calculated at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday). The NAV is calculated by dividing the value of the Fund's total assets (including interest and dividends accrued but not yet received) minus liabilities (including accrued expenses) by the total number of shares outstanding.

      The Fund's assets are generally valued at their market value. If market prices are not available, or if an event occurs after the close of the trading market that materially affects the values, assets may be valued by the adviser at their fair value, according to procedures approved by the Board of Trustees. The Fund may own securities that are traded primarily on foreign exchanges that trade on weekends or other days the Fund does not price its shares. As a result, the NAV of the Fund may change on days when you will not be able to purchase or redeem your shares of the Fund. Requests to purchase and sell shares are processed at the NAV next calculated after we receive your order in proper form.

                      DIVIDENDS, DISTRIBUTIONS AND TAXES

DIVIDENDS AND DISTRIBUTIONS

      The Fund typically distributes substantially all of their net investment income in the form of dividends and taxable capital gains to their shareholders. These distributions are automatically reinvested in the applicable Fund unless you request cash distributions on your application or through a written request. The Fund expects that their distributions will consist primarily of short-term capital gains.

TAXES

      In general, selling or exchanging shares of the Fund and receiving distributions (whether reinvested or taken in cash) are taxable events. Depending on the purchase price and the sale price, you may have a gain or a loss on any shares sold. Any tax liabilities generated by your transactions or by receiving distributions are your responsibility. You may want to avoid making a substantial investment when the Fund is about to make a taxable distribution because you would be responsible for any taxes on the distribution regardless of how long you have owned your shares.

      Early each year, the Fund will mail to you a statement setting forth the federal income tax information for all distributions made during the previous year. If you do not provide your taxpayer identification number, your account will be subject to backup withholding.

      The tax considerations described in this section do not apply to tax-deferred accounts or other non-taxable entities. Because each investor's tax circumstances are unique, please consult with your tax adviser about your investment.


                            MANAGEMENT OF THE FUND


      Rock Canyon Advisory Group, Inc., 1384 West State Road, Pleasant Grove, UT 84062, serves as investment adviser to the Fund. For the fiscal year ended September 30, 2004, the Fund paid the adviser a fee equal to 1.95% of the Fund's average daily net assets.


      The Fund's portfolio manager, Jonathan Ferrell, has been primarily responsible for the day-to-day management of the Fund's portfolio since its inception. Mr. Ferrell is the president of the adviser. He was previously with Paragon Capital Management, Inc., serving as Director of Investment Research from March 1999 until he founded the adviser in 2002, and a financial analyst from December 1997 until March 1999.


      In addition to the Fund, Mr. Ferrell is affiliated with another advisory firm that manages a limited partnership with essentially the same investment strategy as the Fund. The adviser has represented to the Board of Trustees of the Fund that it employs policies and procedures for managing any potential conflicts between the Fund and the limited partnership.


      The adviser (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a fee for providing distribution related services and/or for performing certain administrative servicing functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

                             FINANCIAL HIGHLIGHTS

      The following table is intended to help you better understand the Fund's financial performance since its inception. Certain information reflects financial results for a single Fund share. Total return represents the rate you would have earned (or lost) on an investment in the Fund, assuming reinvestment of all dividends and distributions. The information for the fiscal year ended September 30, 2004 was audited by Cohen McCurdy, Ltd., whose report, along with the Fund's financial statements, are included in the Fund's annual report, which is available upon request. The information for the prior period was audited by another public accounting firm.

Selected data for a share outstanding throughout the period:
                                                                     10/1/2003           12/31/2002 **
                                                                       to                    to
                                                                     9/30/2004            9/30/2003
Net Asset Value -
     Beginning of Period                                              $14.38                $10.00

Net Investment Loss                                                    (0.20)                (0.15)
Net Gains or Losses on Securities
     (realized and unrealized)                                          1.22                  4.53
   Total from Investment Operations                                     1.02                  4.38

Distributions from Net Realized Gains                                  (3.80)                 0.00
   Total from Distributions                                            (3.80)                 0.00

Net Asset Value -
     End of Period                                                    $11.60                $14.38

Total Return ***                                                      8.43 %               43.80 %

Ratios/Supplemental Data:

Net Assets - End of Period (Thousands)                                19,089                14,549

Ratio of Expenses to Average Net Assets,
excluding Dividends on Securities Sold Short                           2.83%                 3.01%

Ratio of Dividend Expense on Securities Sold Short                     0.21%                 0.01%
Ratio of Expenses to Average Net Assets                                3.03%                 3.02%*
Ratio of Net Income to Average Net Assets                             -1.69%                -1.75%*
Portfolio Turnover Rate                                             4874.52%              3111.32%

* Annualized
** Commencement of Operations
*** Total returns in the above table represent the rate that the investor would have earned or lost on an investment assuming reinvestment of dividends.

                                PRIVACY POLICY


      The following is a description of the Fund's policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collect from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

CATEGORIES OF INFORMATION THE FUND COLLECTS. The Fund collects the following nonpublic personal information about you:

{circle}Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and
{circle}Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

CATEGORIES OF INFORMATION THE FUND DISCLOSES. The Fund does not disclose any nonpublic personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information they collect, as described above, to their service providers (such as the Fund's custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

CONFIDENTIALITY AND SECURITY. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

                             FOR MORE INFORMATION


      Several additional sources of information are available to you. The Statement of Additional Information ("SAI"), incorporated into this prospectus by reference, contains detailed information on the Fund's policies and operations. Annual report contains management's discussion of market conditions and investment strategies that significantly affected the Fund's performance results as of the Fund's latest fiscal year end.


      Call the Fund at 1-800-869-1679 to request free copies of the SAI and the Fund's annual and semi-annual reports, to request other information about the Fund and to make shareholder inquiries.

      You may review and copy information about the Fund (including the SAI and other reports) at the Securities and Exchange Commission ("SEC") Public Reference Room in Washington, D.C. Call the SEC at 1-202-942-8090 for room hours and operation. You may also obtain reports and other information about the Fund on the EDGAR Database on the SEC's Internet site at http. //www.sec.gov, and copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the SEC's Public Reference Section, Washington, D.C. 20549-0102.

Investment Company Act # 811-21256

                                TOP FLIGHT FUND

                      STATEMENT OF ADDITIONAL INFORMATION


                               DECEMBER 15, 2004


      This Statement of Additional Information ("SAI") is not a prospectus. It should be read in conjunction with the Prospectus of the Top Flight Fund dated December 15, 2004. The SAI incorporates by reference the Fund's Annual Report to Shareholders for the period ended September 30, 2003 (the "Annual Report") A free copy of the Prospectus or Annual Report can be obtained by writing the transfer agent at Mutual Shareholder Services, LLC, at 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, or by calling 1-800-869-1679.



TABLE OF CONTENTS                                                          PAGE

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
AND RISK CONSIDERATIONS........................................................

INVESTMENT LIMITATIONS.........................................................

THE INVESTMENT ADVISER.........................................................

TRUSTEES AND OFFICERS..........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE...........................................

DETERMINATION OF SHARE PRICE...................................................

ADDITIONAL TAX INFORMATION.....................................................

CUSTODIAN......................................................................

FUND SERVICES..................................................................

PROXY VOTING POLICIES..........................................................

ACCOUNTANTS....................................................................

FINANCIAL STATEMENTS...........................................................

DESCRIPTION OF THE TRUST AND THE FUND

      The Top Flight Fund (the "Fund") was organized as a non-diversified series of Rock Canyon Funds (the "Trust") on November 14, 2002 and commenced operations on December 31, 2002. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 14, 2002 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is the only series currently authorized by the Trustees. The investment adviser to the Fund is Rock Canyon Advisor Group Inc. (the "Adviser").

      The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.


      [Update: As of November 15, 2004, the following persons may be deemed to beneficially own or hold of record five percent (5%) or more of the Fund:
Charles Schwab & Co., Inc. - 82.79%. As a result, Charles Schwab & Co., Inc. may be deemed to control the Fund and could control the outcome of any proposal submitted to the shareholders for approval, including changes to the Fund's fundamental policies or the terms of the management agreement with the Adviser. The officers of the Fund believe that a majority of the shares held by Charles Schwab & Co. Inc. were held for the benefit of clients of Paragon Capital Management Inc. If Paragon Capital Management Inc. has discretionary authority over its clients' accounts, Paragon Capital Management Inc. may be deemed to beneficially own the shares indirectly and control the Fund. If Paragon Capital Management Inc. has authority to vote proxies on behalf of its clients, it could control the outcome of any proposal submitted to the shareholders for approval.]



      [Update: As of November 15, 2004, the officers and trustees as a group beneficially owned less than one percent of the Fund.]


      For information concerning the purchase and redemption of shares of the Fund, see "How to Buy Shares" and "How to Redeem Shares" in the Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Determination of Net Asset Value" in the Prospectus and "Determination of Share Price" in this Statement of Additional Information.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS
AND RISK CONSIDERATIONS

      This section contains a discussion of some of the investments the Fund may make and some of the techniques they may use.

      A. Equity Securities. Equity securities include various index products including iShares, Street Tracks and HOLDRs. iShares and streetTracks own the stocks in various sector indexes. HOLDRs are a fixed basket of approximately twenty stocks of companies in a particular industry, sector or other group. These groups include biotech, business-to-business, Internet, pharmaceutical, retail and telecommunications HOLDRs, among others.

      The Fund may also invest in various sector exchange traded funds such as the Basic Industries Select Sector Index, Consumer Services Select Sector Index, Consumer Staples Select Sector Index, Cyclical/Transportation Select Sector Index, Energy Select Sector Index, Financial Select Sector Index, Industrial Select Sector Index, Technology Select Sector Index, Utilities Select Sector Index. Additionally, the Fund may invest in new exchange traded shares as they become available. If the Fund's portfolio is overweighted in a certain industry sector, any negative development affecting that sector will have a greater impact on the Fund than a fund that is not overweighted in that sector.

      In addition to the exchange traded index products described above and in the Prospectus, the Fund may invest in equity securities such as common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Fund may not invest more than 5% of its net assets in either convertible preferred stocks or convertible bonds. The Adviser will limit the Fund's investment in convertible securities to those rated A or better by Standard & Poor's Rating Group ("S&P") or Moody's Investors Service, Inc. ("Moody's") or, if unrated, of comparable quality in the opinion of the Adviser.

      B. Short Sales. The Fund may sell a security short in anticipation of a decline in the market value of the security. When the Fund engages in a short sale, it sells a security that it does not own. To complete the transaction, the Fund must borrow the security in order to deliver it to the buyer. The Fund must replace the borrowed security by purchasing it at the market price at the time of replacement, which may be more or less than the price at which the Fund sold the security. The Fund will incur a loss as a result of the short sale if the price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a profit if the security declines in price between those dates. Any potential gain is limited to the price at which the Fund sold the security short, and any potential loss is unlimited in size.

      In connection with its short sales, the Fund will be required to maintain a segregated account with the Fund's custodian of cash or high grade liquid assets equal to (i) the greater of the current market value of the securities sold short or the market value of such securities at the time they were sold short, less (ii) any collateral deposited with its broker (not including the proceeds from the short sales). Depending on arrangements made with the broker or custodian, the Fund may not receive any payments (including interest) on collateral deposited with the broker or custodian.

      C. Securities Lending. The Fund may make long and short-term loans of its portfolio securities to parties such as broker-dealers, banks, or institutional investors. Securities lending allows the Fund to retain ownership of the securities loaned and, at the same time, to earn additional income. Since there may be delays in the recovery of loaned securities, or even a loss of rights in collateral supplied, should the borrower fail financially, loans will be made only to parties whose creditworthiness has been reviewed and deemed satisfactory by the Adviser. Furthermore, they will only be made if, in the judgment of the Adviser, the consideration to be earned from such loans would justify the risk.

      The Adviser understands that it is the current view of the staff of the Securities and Exchange Commission (the "SEC") that the Fund may engage in loan transactions only under the following conditions: (1) the Fund must receive 100% collateral in the form of cash, cash equivalents (e.g., U.S. Treasury bills or notes) or other high grade liquid debt instruments from the borrower;
(2) the borrower must increase the collateral whenever the market value of the securities loaned (determined on a daily basis) rises above the value of the collateral; (3) after giving notice, the Fund must be able to terminate the loan at any time; (4) the Fund must receive reasonable interest on the loan or a flat fee from the borrower, as well as amounts equivalent to any dividends, interest, or other distributions on the securities loaned and to any increase in market value; (5) the Fund may pay only reasonable custodian fees in connection with the loan; and (6) the Board of Trustees must be able to vote proxies on the securities loaned, either by terminating the loan or by entering into an alternative arrangement with the borrower.

      Cash received through loan transactions may be invested in any security in which the Fund is authorized to invest. Investing this cash subjects that investment, as well as the security loaned, to market forces (i.e., capital appreciation or depreciation).

      D. Restricted and Illiquid Securities. The portfolio of the Fund may contain illiquid securities. Illiquid securities generally include securities, which cannot be disposed of promptly and in the ordinary course of business without taking a reduced price. Securities may be illiquid due to contractual or legal restrictions on resale or lack of a ready market. The following securities are considered to be illiquid: repurchase agreements and reverse repurchase agreements maturing in more than seven days, nonpublicly offered securities and restricted securities. Restricted securities are securities the resale of which is subject to legal or contractual restrictions. Restricted securities may be sold only in privately negotiated transactions, in a public offering with respect to which a registration statement is in effect under the Securities Act of 1933 or pursuant to Rule 144 or Rule 144A promulgated under such Act. Where registration is required, the Fund may be obligated to pay all or part of the registration expense, and a considerable period may elapse between the time of the decision to sell and the time such security may be sold under an effective registration statement. If during such a period adverse market conditions were to develop, the Fund might obtain a less favorable price than the price it could have obtained when it decided to sell. The Fund will not invest more than 15% of its net assets in illiquid securities.

      With respect to Rule 144A securities, these restricted securities are treated as exempt from the 15% limit on illiquid securities, provided that a dealer or institutional trading market in such securities exists. The Fund, however, will not invest more than 10% of its net assets in Rule 144A securities. Under the supervision of the Board of Trustees, the Adviser determines the liquidity of restricted securities and, through reports from the Adviser; the Board of Trustees will monitor trading activity in restricted securities. If institutional trading in restricted securities were to decline, the liquidity of the Fund could be adversely affected.


      E. U.S. Government Securities. U.S. government securities are high-quality debt securities issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. government. Not all U.S. government securities are backed by the full faith and credit of the United States. For example, U.S. Treasury bonds, notes, and bills, and some agency securities, such as those issued by the Federal Housing Administration and the Government National Mortgage Association (GNMA), are backed by the full faith and credit of the U.S. government as to payment of principal and interest and are the highest quality government securities. Other securities issued by U.S. government agencies or instrumentalities, such as securities issued by the Federal Home Loan Bank and the Federal Home Loan Mortgage Corporation (FHLMC), are supported only by the credit of the issuing agency, and not by the U.S. government. Securities issued by the Farm Credit Banks or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by other agencies or instrumentalities are supported only by the credit of the entity that issued them. If a U.S. government agency in which the Fund invests defaults and the U.S. government does not stand behind the obligation, the Fund's share price could fall.

      F. Corporate Debt Securities. Corporate debt securities are long and short-term debt obligations issued by companies (such as publicly issued and privately placed bonds, notes and commercial paper). The Adviser considers corporate debt securities to be of investment grade quality if they are rated BBB or higher by S&P or Baa or higher by Moody's, or if unrated, determined by the Adviser to be of comparable quality. Investment grade dept securities generally have adequate to strong protection of principal and interest payments. In the lower end of this category, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal than in higher rated categories.

      G. Zero Coupon Securities. The Fund may invest in zero coupon securities, which are debt securities issued or sold at a discount from their face value that do not entitle the holder to any periodic payment of interest prior to maturity or a specified redemption date (or cash payment date). Zero coupon securities involve risks that are similar to those of other debt securities, although the market prices of zero coupon securities generally are more volatile than the market prices of interest-bearing securities and are likely to respond to a greater degree to changes in interest rates than interest-bearing securities having similar maturities and credit qualities. The amount of the discount varies depending on the time remaining until maturity or cash payment date, prevailing interest rates, liquidity of the security and perceived credit quality of the issuer. Zero coupon securities also may take the form of debt securities that have been stripped of their unmatured interest coupons, the coupons themselves and receipts or certificates representing interests in such stripped debt obligations and coupons.

      H. Lower Quality Debt Securities. The Fund may purchase lower quality debt securities, or unrated debt securities, that have poor protection of payment of principal and interest. These securities, commonly referred to as "junk bonds," often are considered to be speculative and involve greater risk of default and of price changes due to changes in the issuer's creditworthiness. Market prices of these securities may fluctuate more than higher quality debt securities and may decline significantly in periods of general economic difficulty that may follow periods of rising rates. While the market for junk bonds has been in existence for many years and has weathered previous economic downturns, the market in recent years has experienced a dramatic increase in the large-scale use of such securities to fund highly leveraged corporate acquisitions and restructurings. Accordingly, past experience may not provide an accurate indication of future performance of the junk bond market, especially during periods of economic recession. The Fund may invest in securities which are of lower quality or are unrated if the Adviser determines that the securities provide the opportunity of meeting the Fund's objective without presenting excessive risk. The Adviser will consider all factors, which it deems appropriate, including ratings, in making investment decisions for the Fund and will attempt to minimize investment risks through diversification, investment analysis and monitoring of general economic conditions and trends. To the extent that the Fund invests in lower quality securities, achievement of its investment objective may be more dependent on the Adviser's credit analyses than is the case for higher quality bonds. While the Adviser may refer to ratings, it does not rely exclusively on ratings, but makes its own independent and ongoing review of credit quality.

      The market for lower quality securities may be thinner and less active than that for higher quality securities, which can adversely affect the prices at which these securities can be sold. If there is not established retail secondary market and market quotations are not available, these securities are valued in accordance with procedures established by the Board of Trustees, including the use of outside pricing services. Judgment plays a greater role in valuing junk bonds than is the case for securities for which external sources for quotations and last-sale information are available. Adverse publicity and changing investor perceptions may affect the ability of outside pricing services used by the Fund to value these securities, and the Fund's ability to dispose of these lower quality debt securities.

      Lower quality securities present risks based on payment expectations. For example, junk bonds may contain redemption or call provisions. If an issuer exercises the provisions in a declining interest rate market, the Fund would have to replace the security with a lower yielding security, resulting in a decreased return for investors. Conversely, a junk bond's value will decrease in a rising interest rate market, as will the value of the Fund's assets. If the Fund experiences unexpected net redemptions, this may force it to sell its junk bonds, without regard to their investment merits, thereby decreasing the asset base upon which the Fund's expenses can be spread and possibly reducing the Fund's rate of return.

      Since the risk of default is higher for lower quality securities and sometimes increases with the age of these securities, the Adviser's research and credit analysis are an integral part of managing any securities of this type held by the Fund. In considering investments for the Fund, the Adviser attempts to identify those issuers of high-yielding securities whose financial condition is adequate to meet future obligations, has improved or is expected to improve in the future. The Adviser's analysis focuses on relative values based on such factors as interest or dividend coverage, asset coverage, earning prospects, and the experience and managerial strength of the issuer.

      I. Financial Services Industry Obligations. The Fund may invest in each of the following obligations of the financial services industry:

           (1) Certificate of Deposit. Certificates of deposit are negotiable certificates evidencing the indebtedness of a commercial bank or a savings and loan association to repay funds deposited with it for a definite period of time (usually from fourteen days to one year) at a stated or variable interest rate.

           (2)   Time Deposits.   Time  deposits  are  non-negotiable  deposits
      maintained in a banking institution or a savings and loan association for a specified period of time at a stated interest rate.

           (3) Bankers' Acceptances. Bankers' acceptances are credit instruments evidencing the obligation of a bank to pay a draft which has been drawn on it by a customer, which instruments reflect the obligation both of the bank and of the drawer to pay the face amount of the instrument upon maturity.

      J. Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by obligations issued by the U.S. government or agencies of the U.S. government ("U.S. Government Obligations"). A repurchase agreement is a short term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government Obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than 7 days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with the custodian, other banks with assets of $1 billion or more and registered securities dealers determined by the Adviser to be creditworthy. The Adviser monitors the creditworthiness of the banks and securities dealers with which a Fund engages in repurchase transactions.

      K. Foreign Securities. In addition to the foreign equity securities described in the Prospectus, the Fund may invest in foreign fixed income securities. Foreign fixed income securities include corporate debt obligations issued by foreign companies and debt obligations of foreign governments or international organizations. This category may include floating rate obligations, variable rate obligations, Yankee dollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on U.S. markets) and Eurodollar obligations (U.S. dollar denominated obligations issued by foreign companies and traded on foreign markets).

      Foreign government obligations generally consist of debt securities supported by national, state or provincial governments or similar political units or governmental agencies. Such obligations may or may not be backed by the national government's full faith and credit and general taxing powers. Investments in foreign securities also include obligations issued by international organizations. International organizations include entities designated or supported by governmental entities to promote economic reconstruction or development as well as international banking institutions and related government agencies. Examples are the International Bank for Reconstruction and Development (the World Bank), the European Coal and Steel Community, the Asian Development Bank and the InterAmerican Development Bank. In addition, investments in foreign securities may include debt securities denominated in multinational currency units of an issuer (including international issuers). An example of a multinational currency unit is the European Currency Unit. A European Currency Unit represents specified amounts of the currencies of certain member states of the European Economic Community, more commonly known as the Common Market.

      Purchases of foreign equity and debt securities entail certain risks. For example, there may be less information publicly available about a foreign company then about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

      The world's industrialized markets generally include, but are not limited to, the following: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Italy, Japan, Luxembourg, the Netherlands, New Zealand, Norway, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The world's emerging markets generally include, but are not limited to, the following: Argentina, Bolivia, Brazil, Bulgaria, Chile, China, Colombia, Costa Rica, the Czech Republic, Ecuador, Egypt, Greece, Hungary, India, Indonesia, Israel, the Ivory Coast, Jordan, Malaysia, Mexico, Morocco, Nicaragua, Nigeria, Pakistan, Peru, the Philippines, Poland, Portugal, Romania, Russia, Slovakia, Slovenia, South Africa, South Korea, Sri Lanka, Taiwan, Thailand, Turkey, Uruguay, Venezuela, Vietnam and Zimbabwe.

      Investment in securities of issuers based in underdeveloped emerging markets entails all of the risks of investing in securities of foreign issuers outlined in this section to a heightened degree. These heightened risks include: (i) greater risks of expropriation, confiscatory taxation, nationalization, and less social, political and economic stability; (ii) the smaller size of the market for such securities and a low or nonexistent volume of trading, resulting in lack of liquidity and in price volatility; (iii) certain national policies that may restrict the Fund's investment opportunities, including restrictions on investing in issuers or industries deemed sensitive to relevant national interests; and (iv) in the case of Eastern Europe and in China and other Asian countries, the absence of developed capital markets and legal structures governing private or foreign investment and private property and the possibility that recent favorable economic and political developments could be slowed or reversed by unanticipated events. So long as the Communist Party continues to exercise a significant or, in some countries, dominant role in Eastern European countries or in China and other Asian countries, investments in such countries will involve risks of nationalization, expropriation and confiscatory taxation. The Communist governments of a number of Eastern European countries expropriated large amounts of private property in the past, in many cases without adequate compensation. There may be no assurance that such expropriation will not occur in the future in either the Eastern European countries or other countries. In the event of such expropriation, the Fund could lose a substantial portion of any investments it has made in the affected countries. Further, no accounting standards exist in Eastern European countries. Finally, even though certain
Eastern  European  currencies  may  be  convertible  into  U.S.  dollars,   the
conversion rates may be artificial to the actual market values and may be adverse to Fund shareholders.

      In addition to brokerage commissions, custodial services and other costs relating to investment in emerging markets are generally more expensive than in the United States. Such markets have been unable to keep pace with the volume of securities transactions, making it difficult to conduct such transactions. The inability of the Fund to make intended security purchases due to settlement problems could cause the Fund to miss attractive investment opportunities. Inability to dispose of a security due to settlement problems could result either in losses to the Fund due to subsequent declines in the value of the security or, if the Fund has entered into a contract to sell the security, could result in possible liability to the purchaser.

      L. Borrowing. The Fund is permitted to borrow money up to one-third of the value of its total assets for the purpose of investment as well as for temporary or emergency purposes. Borrowing for the purpose of investment is a speculative technique that increases both investment opportunity and the Fund's ability to achieve greater diversification. However, it also increases investment risk. Because the Fund's investments will fluctuate in value, whereas the interest obligations on borrowed funds may be fixed, during times of borrowing, the Fund's net asset value may tend to increase more when its investments increase in value, and decrease more when its investments decrease in value. In addition, interest costs on borrowings may fluctuate with changing market interest rates and may partially offset or exceed the return earned on the borrowed funds. Also, during times of borrowing under adverse market conditions, the Fund might have to sell portfolio securities to meet interest or principal payments at a time when fundamental investment considerations would not favor such sales.

      M. Options Transactions. The Fund may engage in option transactions involving individual securities and stock indexes. An option involves either:
(a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option; or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a stock index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and stock indexes. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a stock index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. To cover the potential obligations involved in writing options, the Fund will either: (a) own the underlying security, or in the case of an option on a market index, will hold a portfolio of stocks substantially replicating the movement of the index; or (b) the Fund will segregate with the custodian high grade liquid debt obligations sufficient to purchase the underlying security or equal to the market value of the stock index option, marked to market daily.

      The purchase and writing of options requires additional skills and techniques beyond normal portfolio management, and involves certain risks. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a put option, it will assume the risk that the price of the underlying security or instrument will fall below the exercise price, in which case the Fund may be required to purchase the security or instrument at a higher price than the market price of the security or instrument. In addition, there can be no assurance that the Fund can affect a closing transaction on a particular option it has written. Further, the total premium paid for any option may be lost if the Fund does not exercise the option or, in the case of over-the-counter options, the writer does not perform its obligations.

INVESTMENT LIMITATIONS

      Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e, they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of: (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices, which may be changed by the Board of Trustees without the approval of shareholders to, the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

      1. Borrowing Money. The Fund will not borrow money, except: (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

      2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the SEC or its staff.

      3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

      4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities that are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

      5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies, which are engaged in a commodities business or have a significant portion of their assets in commodities.

      6. Loans. The Fund will not make loans to other persons, except: (a) by loaning portfolio securities; (b) by engaging in repurchase agreements; or
(c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

      7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. The Fund will not invest 25% or more of its total assets in any investment company that concentrates. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

      With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

      Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

      Non-Fundamental.   The  following  limitations  have  been adopted by the
Trust with respect to the Fund and are Non-Fundamental (see "Investment Limitations - Fundamental" above).

      1. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

      2. Borrowing. The Fund will not purchase any security while borrowings (including reverse repurchase agreements) representing more than one third of its total assets are outstanding.

      3. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short-term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options; futures contracts, short sales and other permitted investments and techniques.

      4. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Statement of Additional Information.

      5.  Illiquid Investments.   The Fund will not invest more than 15% of its
net assets in securities for which there are legal or contractual restrictions on resale and other illiquid securities.
1
THE INVESTMENT ADVISER

      The Adviser is Rock Canyon Advisory Group, Inc., 1384 West State Rd., Pleasant Grove, UT 84062. Jonathan N. Ferrell is the sole shareholder of, and may be deemed to control, the Adviser.


      Under the terms of the management agreement (the "Agreement"), the Adviser manages the Fund's investments subject to approval of the Board of Trustees. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of the Fund. The Adviser may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Adviser to waive any fees in the future. For the period December 31, 2002 (commencement of operations) through September 30, 2003 the Fund paid advisory fees of $153,985. For the fiscal year ended September 30, 2004, the Fund paid advisory fees of $_____.



      The Board of Trustees renewed the Agreement at a meeting held on November 18, 2004. The Trustees reviewed a memorandum describing the Trustees' duties when considering the Agreement renewal. The Board then reviewed a copy of the current Agreement, and discussed the terms of the Agreement. As to the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the Adviser's investment philosophy and short sale technique. In addition, the Trustees reviewed the Adviser's Brochure (Part II of Form ADV), which described the operations and policies of the Adviser. The Trustees reviewed the Adviser's organizational chart and discussed the additional personnel hired by the Adviser since the Fund commenced operations. In particular, the Board reviewed the resume of the Chief Compliance Officer of the Trust. Mr. Ferrell presented a summary of the issues identified by the SEC staff in its recent inspection of the Fund and the Adviser. Mr. Ferrell explained that he had not yet received the written inspection report, but would provide each Trustee a copy when it is received. The Board acknowledge the importance of improving compliance and noted that the addition of Ms. Murchison in the position of CCO should improve both the Adviser's and the Trust's compliance operations. Based on this information, the Trustees concluded that the Adviser has the ability to provide high quality advisory services to the Fund, and that the nature and extent of services provided by the Adviser were reasonable and consistent with the Board's expectations.

      As to the performance of the Adviser, the Trustees reviewed information in the draft annual report regarding the Fund's returns since inception through September 30, 2004. The Board noted that, although the Fund had underperformed the S&P 500 for the fiscal year, the Fund's return for the fiscal year was a respectable 8.43%, and further noted that the Fund had significantly outperformed the S&P 500 since inception. The Board reviewed additional performance information provided by the Adviser, noting that the Fund had outperformed the S&P 500 year-to-date as well as for the third quarter of 2004. The Board then reviewed the Fund's monthly returns since January 2003 compared to two hedge fund indices. Mr. Ferrell then discussed the overall expense ratio of the Fund, including the total brokerage costs paid by the Fund and the Board discussed the impact of the brokerage costs on the performance of the Fund. It was the consensus of the Trustees that in light of the Fund's strategy, the Adviser had done a good job managing the expenses of the Fund, including brokerage costs, and that the overall performance of the Fund was very good.

      As to the costs of the services provided and profits realized by the Adviser, the Board reviewed a profit and loss statement of the Adviser for the period October 2003 through September 2004. Mr. Ferrell explained that the Adviser did not have access to information about the profitability of other advisers. Counsel to the Trustees stated that, at a recent Ernst & Young roundtable, she learned that an informal survey by Ernst & Young of large investment advisory firms indicated that a profit margin of 30% was not uncommon in the industry. The Board members reviewed the profit and loss statement in light of that information and concluded that the profits realized by the Adviser relative to the Fund were not unreasonable, particularly in light of the additional expenses that will be incurred by the Adviser in responding to additional regulatory burdens. Mr. Ferrell then reviewed with the Trustees information regarding the expense ratios of other mutual funds. He explained that the funds in the peer group were selected because they either have complex strategies (such as short selling, market neutral or multi-manager strategies) or the manager is considered to be a "premium" manager. He explained that, based on the investment style of the Fund, he believed it was appropriate to compare the Fund's expense ratio to this peer group. It was the consensus of the Board that the Fund's expense ratio was reasonable in comparison to the peer group. Mr. Ferrell then reminded the Board members that he is a partner in an advisory firm that manages a hedge fund, and that the management fee for the hedge fund is equal to 1% of assets plus 5% of any gain. The Board noted that the hedge fund's fee could be significantly higher than the mutual fund's fee if the hedge fund significantly outperforms its benchmark. The Board then discussed the soft dollar arrangements utilized by the Adviser and the cost of the soft dollar arrangements to the Fund. The Board concluded that the soft dollar arrangements were reasonable and should not be a material factor in their deliberations regarding renewal of the Agreement. The Board concluded that the expense ratio information comparing the Fund's expenses to that of its peer group were important in their deliberations and their conclusion that the overall fees and expenses charged by the Adviser were reasonable.

      As to the extent to which economies of scale would be realized as the Fund grows, and whether fee levels reflect those economies of scale, the Board did not consider these factors to be relevant to their discussions because of the relatively small size of the Fund and marginal profitability of the Adviser. The Trustees, including the independent Trustees, determined that the overall arrangement provided under the terms of the Agreement was a reasonable business arrangement, and that the approval of the Agreement was in the best interests of the Trust and the Fund's shareholders.


      The Adviser retains the right to use the names "Top Flight" and "Rock Canyon" in connection with another investment company or business enterprise with which the Adviser is or may become associated. The Trust's right to use the names "Top Flight" and "Rock Canyon" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Adviser on ninety days written notice.

      The Adviser may make payments to banks or other financial institutions that sell Fund shares, provide shareholder services and administer shareholder accounts. If a bank or other financial institution were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or their shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks that provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

      The Trust and the Adviser have each adopted a Code of Ethics (the "Code") under Rule 17j-1 of the Investment Company Act of 1940. The personnel subject to the Code are permitted to invest in securities, including securities that may be purchased or held by the Fund. You may obtain a copy of the Code from the SEC.

TRUSTEES AND OFFICERS

    The Board of Trustees supervises the business activities of the Trust. Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed. As of December 31, 2003, the Fund is the only series in the "Fund Complex".

    The following table provides information regarding each Trustee who is not an "interested person" of the Trust, as defined in the Investment Company Act of 1940.



NAME,                       POSITION & LENGTH             PRINCIPAL OCCUPATIONS DURING PAST
ADDRESS                       OF TIME SERVED             PAST 5 YEARS AND CURRENT DIRECTORSHIPS
AND AGE                        WITH THE TRUST

Ray J. Meyers               	Trustee             President and owner of Elemental Technologies, Inc.,
301 East 925 North              since               a computer programming firm, since April 1999; Sole
American Fork, UT 84003         December            proprietor of Meyers Associates, a computer
                                2002                programming firm, from October 1997 until April 1999.
Year of Birth: 1957


Jeffery  C. Beck                Trustee             Senior Auditor, Department of Defense, Defense Contract
891 North 200 East              since               Audit Agency, from February 1988 to present.
American Fork, UT 84003 	December
				2002
Year of Birth: 1963


Paul R. Ressler  		Trustee  	    Marketing Representative, CapSoft, a computer software
942 North 240 East              since               firm, from May 1993 to January 2002; Marketing Representative,
American Fork, UT 84003 	December            Representative, MyGo USA, a toy manufacturer, from January 2002
 				2002		    to April 2002; Marketing Representative, PukkaUSA, a toy
Year of Birth: 1966                                 manufacturer, Inc. from April 2002 to present.


      The following table provides information regarding each Trustee who is an "interested person" of the Trust, as defined in the Investment Company Act of 1940, and each officer of the Trust.



NAME,                       POSITION & LENGTH             PRINCIPAL OCCUPATIONS DURING PAST
ADDRESS                       OF TIME SERVED             PAST 5 YEARS AND CURRENT DIRECTORSHIPS
AND AGE                        WITH THE TRUST

Jonathan N. Ferrell1 		President  	   President of the Fund's adviser since December 2002.
1384 West State Rd.             since              Analyst with Paragon Capital Management, Inc.,
Grove, UT 84064                 December           a registered investment advisory firm, from December 1997
				2002               until April 1999; Registered Representative with Delta Equity
Year of Birth: 1973		Trustee            Services, Inc., a registered investment advisory firm, September
   				since 	           2002 until November 2002; Director Paragon Capital Management, Inc.,
				2002               April 1999 until December 2002.



James R. Boden                  Secretary,         Treasurer of the Fund's adviser since February 2004.  CFO
1384 West State Rd.		Treasurer  	   of Identity Systems, a _______ company, since ____. Oracle
Grove, UT 84064                 and Chief          Functional Analysts with Alpha Natural Resources, a coal
   				Financial          mining company, from April 2003 to January, 2004.  Various
Year of Birth 1974		Officer    	   positions  (most recently CFO) with Computer Connections Plus,
   				since February	   a technology consulting company, from November 2001 to April
   				2004		   2003. Web developer for Integrated Information Systems, a technology
						   consulting company, from May 2000 to August 2001.   Prior to that time,
						   student at Brigham Young University.



Melissa Murchison		Chief      	    Director of Client Services/Marketing for Paragon Capital
1384 West State Rd.		Compliance 	    Management, Inc. from September 1995 to September 2004.
Grove, UT 84064                 since
State Rd.since			September 2002

Year of Birth:

____

1 Mr. Ferrell is an "interested person" of the Trust because he is an officer of the Trust and is an officer and the sole shareholder of the Fund's adviser.

      The Trust's audit committee consists of Jeffery C. Beck, Ray J. Meyers and Paul R. Ressler. The audit committee is responsible for overseeing the Fund's accounting and financial reporting policies and practices, its internal controls and, as appropriate, the internal controls of certain service providers; overseeing the quality and objectivity of the Fund's financial statements and the independent audit of the financial statements; and acting as a liaison between the Fund's independent auditors and the full Board of Trustees. The audit committee held __ meetings during the fiscal year ended September 30, 2004.



      The following table describes the compensation paid to the Trustees of the Trust for the fiscal year ended September 30, 2004.


NAME               TOTAL COMPENSATION FROM TRUST
Jonathan N. Ferrell             $0
Ray J. Meyers                  $___
Jeffery C. Beck                $____
Paul R. Ressler                $____

      The following table provides information regarding shares of the Fund owned by each Trustee as of December 31, 2003.

      TRUSTEE      DOLLAR RANGE OF FUND SHARES
Jonathan N. Ferrell     $10,001 - $50,000
Ray J. Meyers                 None
Jeffery C. Beck               None
Paul R. Ressler               None


PORTFOLIO TRANSACTIONS AND BROKERAGE


      Subject to policies established by the Board of Trustees, the Adviser is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Adviser seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Adviser generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received. The Adviser may not give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. However, the Adviser may place portfolio transactions with brokers or dealers that promote or sell the Fund's shares so long as such placements are made pursuant to policies approved by the Fund's Board of Trustees that are designed to ensure that the selection is based on the quality of the broker's execution and not on its sales efforts.


      The Adviser is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Adviser exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Adviser determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Adviser's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

      Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Adviser in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Adviser in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Adviser, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Adviser that the review and study of the research and other information will not reduce the overall cost to the Adviser of performing its duties to the Fund under the Agreement.

      The Fund has no obligation to deal with any broker or dealer in the execution of its transactions. However, Girard Securities Inc. ("Girard") and Golden Beneficial Securities ("Golden"), in their respective capacities as a registered broker-dealer, have and may continue to effect significant portions of the Fund's securities transactions that are executed on a national securities exchange and over-the-counter transactions conducted on an agency basis. Such transactions are executed at competitive commission rates through the clearing brokers through which Girard and Golden clear trades. Dave Young (a registered representative of Golden) is also the president of Paragon Capital Management Inc. ("Paragon"), a registered investment adviser. Mr. Young may recommend the Fund to the clients of Paragon, and the officers of the Fund believe that, as of November 1, 2004, clients of Paragon owned a majority of the outstanding shares of the Fund. To the extent brokerage transactions are placed with Golden, Mr. Young receives a portion of the commissions. If Paragon has discretionary authority over its clients' accounts, Paragon may be deemed to beneficially own the shares indirectly and control the Fund. Prior to July 2004, Mr. Young was a registered representative of Delta Equity Services Corp. ("Delta"), and Delta has executed significant portions of the Fund's securities transaction.



      The Fund may also execute trades through Girard. Todd Draney is a registered representative of Girard. Mr. Draney and Mr. Ferrell (president of the Adviser and the Trust) are partners in MACP, an investment advisory firm. Prior to October 2004, Mr. Draney was a registered representative of GBS Securities, Inc. ("GBS"), and GBS has executed significant portions of the Fund's securities transactions.



      For the fiscal year ended September 30, 2003 the Fund paid brokerage commissions of $812,103. For the fiscal year ended September 30, 2004, the Fund paid brokerage commissions of $_________. For the fiscal year ended September 30, 2004, Delta received commissions of $________, or ____% of all commissions paid, for executing ____% of all Fund transactions. For the fiscal year ended September 30, 2004, Golden received commissions of $___________, or ____% of all commissions paid, for executing ____% of all Fund transactions. For the fiscal year ended September 30, 2004, GBS received commissions of $________, or ____% of all commissions paid, for executing ____% of all Fund transactions.


      Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

      When the Fund and another of the Adviser's clients seek to purchase or sell the same security at or about the same time, the Adviser may execute the transaction on a combined ("blocked") basis. Blocked transactions can produce better execution for the Fund because of the increased volume of the transaction. If the entire blocked order is not filled, the Fund may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Fund may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. In the event that the entire blocked order is not filled, the purchase or sale will normally be allocated on a pro rata basis. The allocation may be adjusted by the Adviser, taking into account such factors as the size of the individual orders and transaction costs, when the Adviser believes an adjustment is reasonable.


DETERMINATION OF SHARE PRICE

      The price (net asset value) of the shares of the Fund is determined at the close of trading (normally 4:00 p.m. Eastern time) on each day the New York Stock Exchange is open for business (the Exchange is closed on weekends, most federal holidays and Good Friday). Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Adviser's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Adviser determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

    Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued by the pricing service at the last quoted sale price. Lacking a last sale price, an equity security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

      Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.




ADDITIONAL TAX INFORMATION


      The Fund has qualified and intends to continue to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of the Fund's earnings and profits, and would be eligible for the dividends-received deduction for corporations.


      The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

CUSTODIAN

      UMB Bank, N.A., 928 Grand Blvd., 10th Floor, Kansas City, Missouri 64106, is custodian of the Fund's investments. The custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

FUND SERVICES

      Mutual Shareholder Services, LLC ("MSS"), 8869 Brecksville Road, Suite C, Brecksville, Ohio 44141, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other Fund shareholder service functions.


      MSS also performs the Fund's accounting functions and, in such capacity, maintains current books and records of the Fund's receipts and disbursements, calculates the Fund's daily net asset value and provides the Fund and its adviser with standard operational reports. For its services as fund accountant, MSS receives an annual fee from the Fund based upon the average value of the Fund, with a maximum annual fee of $59,250. For the period December 31, 2002 (commencement of operations) through September 30, 2003, MSS received $15,750 from the Fund for accounting services. For the fiscal year ended September 30, 2004, MSS received $______ from the Fund for accounting services.


PROXY VOTING POLICIES

      The Board of Trustees of the Trust has delegated responsibilities for decisions regarding proxy voting for securities held by the Fund to the Fund's Adviser. The Adviser will vote such proxies in accordance with its proxy policies and procedures. In some instances, the Adviser may be asked to cast a proxy vote that presents a conflict between the interests of the Fund's shareholders, and those of the Adviser or an affiliated person of the Adviser. In such a case, the Trust's policy requires that the Adviser abstain from making a voting decision and to forward all necessary proxy voting materials to the Trust to enable the Board of Trustees to make a voting decision. When the Board of Trustees of the Trust is required to make a proxy voting decision, only the Trustees without a conflict of interest with regard to the security in question or the matter to be voted upon shall be permitted to participate in the decision of how the Fund's vote will be cast.

      The Adviser's policies and procedures state that the Adviser generally relies on the individual portfolio manager(s) to make the final decision on how to cast proxy votes. When exercising its voting responsibilities, the Adviser's policies call for an emphasis on (i) accountability of management of the company to its board, and of the board to the company's shareholders, (ii) alignment of management and shareholder interests and (iii) transparency through timely disclosure of important information about a company's operations and financial performance. While no set of proxy voting guidelines can anticipate all situations that may arise, the Adviser has adopted guidelines describing the Adviser's general philosophy when proposals involve certain matters. The following is a summary of those guidelines:

    * electing a board of directors - a board should be composed primarily of independent directors, and key board committees should be entirely independent. The Adviser generally supports efforts to declassify boards or other measures that permit shareholders to remove a majority of directors at any time;

    * approving independent auditors - the relationship between a company and its auditors should be limited primarily to the audit engagement;

    * providing equity-based compensation plans - appropriately designed equity-based compensation plans, approved by shareholders, can be an effective way to align the interests of shareholders and the interests of directors, management, and employees by providing incentives to increase shareholder value. Conversely, the Adviser is opposed to plans that substantially dilute ownership interests in the company, provide participants with excessive awards, or have inherently objectionable structural features;

    * corporate voting structure - shareholders should have voting power equal to their equity interest in the company and should be able to approve or reject changes to a company's by-laws by a simple majority vote. The Adviser opposes super-majority requirements and generally supports the ability of shareholders to cumulate their votes for the election of directors; and

    * shareholder rights plans - shareholder rights plans, also known as poison pills, may tend to entrench current management, which the Adviser generally considers to have a negative impact on shareholder value.


MORE INFORMATION

      The actual voting records relating to portfolio securities during the most recent 12-month period ended June 30 are available without charge, upon request by calling toll free, 1-800-723-8637 or by accessing the SEC's website at www.sec.gov. In addition, a copy of the funds' proxy voting policies and procedures are also available by calling 1-800-869-1679 and will be sent within three business days of receipt of a request.


ACCOUNTANTS


      The firm of Cohen McCurdy, Ltd., 826 Westpoint Parkway, Suite 1250, Westlake, Ohio 44145, has been selected as independent public accountants for the Trust for the fiscal year ending September 30, 2005. Cohen McCurdy, Ltd. performs an annual audit of the Fund's financial statements and provides financial, tax and accounting consulting services as requested.


FINANCIAL STATEMENTS


      The financial statements and independent auditors' report required to be included in the Statement of Additional Information are hereby incorporated by reference to the Fund's Annual Report to the shareholders for the fiscal year ended September 30, 2004. The Trust will provide the Annual Report without charge upon written request or request by telephone.

ROCK CANYON FUNDS

PART C:  OTHER INFORMATION

ITEM 23.  EXHIBITS


(a) Articles of Incorporation. Registrant's Agreement and Declaration of Trust, which was filed as an exhibit to the Registration Statement on November 20, 2002, is hereby incorporated by reference.

(b)  By-laws.  Copy of Registrant's By-laws are filed herewith.


(c) Instruments Defining Rights of Security Holders. None (other than in the Declaration of Trust and By-laws of the Registrant).


(d) Investment Advisory Contracts. Registrant's Management Agreement with Rock Canyon Advisory Group, Inc., which was filed as an exhibit to Pre-Effective Amendment No. 1 on December 27, 2002, is hereby incorporated by reference.


(e)  Underwriting Contracts.  None.

(f)  Bonus or Profit Sharing Contracts.  None.


(g) Custodian Agreements. Registrant's Custody Agreement with UMB Bank, N.A., which was filed as an exhibit to Pre-Effective Amendment No. 1 on December 27, 2002, is hereby incorporated by reference.


(h)  Other Material Contracts.  None.


(i)  Legal Opinion.

      (i) Opinion of Thompson Hine LLP, which was filed as an exhibit to Pre-Effective Amendment No. 1 on December 27, 2002, is hereby incorporated by reference.


      (ii) Consent of Thompson Hine LLP is filed herewith.

(j)  Other Opinions.  Consent of Accountants is filed herewith.

(k)  Omitted Financial Statements.  None.


(l) Initial Capital Agreements. Letter of Initial Shareholder, which was filed as an exhibit to Pre-Effective Amendment No. 1 on December 27, 2002, is hereby incorporated by reference.


(m)  Rule 12b-1 Plan.  None.

(n)  Rule 18f-3 Plan.  None.

(o)  Reserved.


(p) Codes of Ethics. Code of Ethics of Registrant and its Adviser, which was filed as an exhibit to Pre-Effective Amendment No. 1 on December 27, 2002 , is hereby incorporated by reference.

(q) Powers of Attorney of the Registrant and the officers and Trustees of the Registrant, and a Certificate with respect thereto, which were filed as an exhibit to Pre-Effective Amendment No. 1 on December 27, 2002, are hereby incorporated by reference.


ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

None.

ITEM 25.  INDEMNIFICATION

(a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

Section 6.4 Indemnification of Trustees, Officers, etc. Subject to and except as otherwise provided in the Securities Act of 1933, as amended, and the 1940 Act, the Trust shall indemnify each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (hereinafter referred to as a "Covered Person") against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, and except that no Covered Person shall be indemnified against any liability to the Trust or its Shareholders to which such Covered Person would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

Section 6.5 Advances of Expenses. The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

Section 6.6 Indemnification Not Exclusive, etc. The right of indemnification provided by this Article VI shall not be exclusive of or affect any other rights to which any such Covered Person may be entitled. As used in this
Article VI, "Covered Person" shall include such person's heirs, executors and administrators. Nothing contained in this article shall affect any rights to indemnification to which personnel of the Trust, other than Trustees and officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

(b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover the adviser, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

(c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER


(a) Rock Canyon Advisory Group, Inc. ("Adviser"), 1384 West State Road, Pleasant Grove, UT 84062, adviser to Rock Canyon Funds, is a registered investment adviser.


    (i) Adviser has engaged in no other business during the past two fiscal years.

    (ii) Jonathan Ferrell is the sole officer and director of Rock Canyon Advisory Group, Inc.

ITEM 27.  PRINCIPAL UNDERWRITERS

      None.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS


    Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1384 West State Road, Pleasant Grove, UT 84062, and by the Registrant's transfer agent, Mutual Shareholder Services LLC, at 8869 Brecksville Road, Suite C, Brecksville, OH 44141.


ITEM 29.  MANAGEMENT SERVICES NOT DISCUSSED IN PARTS A OR B

    None.

ITEM 30.  UNDERTAKINGS

    None.
                                  SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio on the 2nd day of December, 2004.


                                    ROCK CANYON FUNDS


                                    By: /s/ Donald S. Mendelsohn
      Donald S. Mendelsohn
                                          Attorney-in Fact


    Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following person in the capacities and on the date indicated.


Jonathan N. Ferrell, *President and Trustee*By: /s/Donald S. Mendelsohn
Jeffery C. Beck, *Trustee                        Donald S. Mendelsohn
Paul R. Ressler, *Trustee                        Attorney-in Fact
Ray J. Meyers, *Trustee                          December 2, 2004
Larry D. Cox, *Treasurer

                                 EXHIBIT INDEX

1. Amended By-Laws ..................................................EX-99.23.b

2. Consent of Thompson Hine LLP......................................EX-99.23.i

3. Consent of Accountants............................................EX-99.23.j